Earnings per share - Earnings per share, basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary Shares
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	$ (0.1310)	$ 0.3757	$ (1.0042)
Diluted earnings (loss) per share (USD per share)	(0.1310)	0.3733	(1.0042)
American Depositary Share
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	(0.79)	2.25	(6.03)
Diluted earnings (loss) per share (USD per share)	$ (0.79)	$ 2.24	$ (6.03)